QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                  REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                   811-10103
               -------------------------------------------------
                       Investment Company Act file number


                         SATUIT CAPITAL MANAGEMENT TRUST
              --------------------------------------------------
              (Exact name of registrant as specified in charter)


            8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
     --------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                              Mr. Thomas R. Westle
                                   Blank Rome
                             The Chrysler Building
                              405 Lexington Avenue
                         New York, New York 10174-0208
      ---------------------------------------------------------------------
                    (Name and address of agent for service)

                                 (800) 567-4030
      -------------------------------------------------------------------
              Registrant's telephone number, including area code:

                        Date of fiscal year end: 08/31
                        -------------------------------

                      Date of reporting period: 11/30/07
                      -----------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                          SATUIT CAPITAL SMALL CAP FUND
                             SCHEDULE OF INVESTMENTS
                               November 30, 2007
                                  (unaudited)


   Number                                          % of      Market
 of Shares   Security Description                 Total InvestValue
---------------------------------                 --------------------
---------------------------------                 -------  -----------

             COMMON STOCKS:                       92.19%

             AEROSPACE/DEFENSE:                    3.95%
       1,250 DYNAMIC MATERIALS CORP.                           79,337
       1,300 TELEDYNE TECHNOLOGIES INC.                        70,486
                                                           -----------
                                                           -----------
                                                              149,823
                                                           -----------
                                                           -----------

             BUILDING:                             1.81%
       2,900 GOODMAN GLOBAL, INC.                              68,585
                                                           -----------
                                                           -----------


             COMPUTER SOFTWARE/STORAGE:            5.12%
         675 COMMVAULT SYSTEMS, INC.                           15,032
       1,850 JDA SOFTWARE GROUP                                38,739
       3,400 OMNICELL, INC.                                    89,658
       1,600 PROGRESS SOFTWARE CORP.                           50,608
                                                           -----------
                                                           -----------
                                                              194,037
                                                           -----------
                                                           -----------

             CONSUMER PRODUCTS:                    3.44%
         800 CHATTEM, INC.                                     56,728
       1,700 FOSSIL, INC.                                      73,678
                                                           -----------
                                                           -----------
                                                              130,406
                                                           -----------
                                                           -----------

             CONSULTING:                           1.55%
         800 HURON CONSULTING GROUP INC                        58,616
                                                           -----------
                                                           -----------


             ELECTRONIC/EQUIPMENT:                 1.92%
       5,200 TASER INTERNATIONAL INC                           72,852
                                                           -----------
                                                           -----------

             ENERGY:                               6.06%
         600 CORE LABORATORIES NV                              70,350
       1,200 DAWSON GEOPHYSICAL CO.                            80,424
       1,400 DRIL-QUIP INC                                     78,988
                                                           -----------
                                                           -----------
                                                              229,762
                                                           -----------
                                                           -----------

             FINANCIAL:                            6.48%
       4,200 AMTRUST FINANCIAL SERVICES                        53,340
       1,800 DOLLAR FINANCIAL CORP.                            53,784
       1,300 INVESTMENT TECHNOLOGY GROUP                       59,384
       2,700 MSG CAPITAL CORP.                                 30,510
       1,500 TOWER GROUP, INC.                                 48,630
                                                           -----------
                                                           -----------
                                                              245,648
                                                           -----------
                                                           -----------

             HEALTHCARE:                          25.68%
       5,400 APPLERA CORP-CELERA GENOMICS GROUP                81,648
       6,600 BIOSPHERE MEDICAL INC.                            38,478
      18,400 DECODE GENETICS INC.                              79,488
       4,200 GENOMIC HEALTH INC.                              101,724
      10,200 GERON CORPORATION                                 65,994
       1,500 ILLUMINA, INC.                                    86,685
      20,600 LEXICON PHARMACEUTICALS, INC.NC.                  71,482
       1,900 LIFECELL CORP.                                    77,045
      35,200 MOMOGRAM BIOSCIENCES INC.                         43,648
       1,620 OMRIX BIOPHARMACEUTICALS, INC.                    54,092
      15,200 ORCHARD CELLMARK INC.                             69,616
       2,000 SCIELE PHARMA, INC.                               44,640
       7,600 SEATTLE GENETICS INC.                             83,524
      21,100 XOMA LTD.                                         75,960
                                                           -----------
                                                           -----------
                                                              974,024
                                                           -----------
                                                           -----------

             MACHINERY:                            2.08%
         900 BUCYRUS INTERNATIONAL INC.                        78,939
                                                           -----------
                                                           -----------

             MANUFACTURING:                        3.81%
       1,400 II-VI INC.                                        46,956
       2,415 JAKKS PACIFIC, INC.                               60,955
       1,000 RBC BEARINGS INC.                                 36,780
                                                           -----------
                                                           -----------
                                                              144,691
                                                           -----------
                                                           -----------

             OIL & GAS:                            9.68%
       2,600 ARENA RESOURCES, INC.                             97,734
       1,000 ATP OIL & GAS CORP.                               44,580
       1,200 FLOTEK INDUSTRIES, INC.                           44,232
       1,100 GULFMARK OFFSHORE, INC                            48,884
       2,500 INTEROIL CORPORATION                              56,375
       1,040 PARALLEL PETROLEUM                                19,916
       4,600 TXCO RESOURCES INC.                               55,430
                                                           -----------
                                                           -----------
                                                              367,151
                                                           -----------
                                                           -----------

             RETAIL:                               2.47%
       3,200 EZCORP INC CL-A                                   40,192
       2,200 SONIC CORP.                                       53,680
                                                           -----------
                                                           -----------
                                                               93,872
                                                           -----------
                                                           -----------

             SEMI-CONDUCTORS:                      1.20%
       2,400 SILICON MOTION TECHNOLOGY CORP. ADR               45,336
                                                           -----------
                                                           -----------

             TECH:                                 1.61%
       3,600 ASPEN TECHNOLOGY, INC.                            61,056
                                                           -----------
                                                           -----------

             TELECOMMUNICATIONS:                   2.33%
       2,100 CHINA MEDICAL TECHNOLOGIES, INC. ADR              88,347
                                                           -----------
                                                           -----------


             TRANSPORTATION:                      13.01%
       1,150 AEGEAN MARINE PETROLEUM NEWORK INC.               46,000
       1,500 DIANA SHIPPING INC                                53,115
       1,350 DRYSHIPS, INC.                                   127,548
       2,400 EAGLE BULK SHIPPING, INC.                         68,640
       3,700 NAVIOS MARITIME HOLDINGS, INC.                    53,983
       3,300 QUINTANA MARITIME LTD.                            87,615
       1,300 TBS INTERNATIONAL LTD-A                           56,758
                                                           -----------
                                                           -----------
                                                              493,659
                                                           -----------
                                                           -----------

             TOTAL SECURITIES                     92.19%    3,496,804
             CASH AND CASH EQUIVALENTS             7.81%      296,274
                                                  -------  -----------
                                                  -------  -----------
             TOTAL INVESTMENTS                    100.00%   3,793,078
                                                  =======  ===========

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below:
Attached hereto.



                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Satuit Capital Management Trust
             -----------------------------



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 01/29/2008
      ------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Executive Officer



Date: 01/29/2008
      ------------------------------------




By:  /s/ Robert J. Sullivan
     -------------------------------------
     Robert J. Sullivan
     Principal Financial Officer



Date: 01/29/2008
      ------------------------------------